Goldman Sachs Financial Square Treasury Instruments Fund Investment Objectives and Goals - Service Shares [Member] - Goldman Sachs Financial Square Treasury Instruments Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Financial Square Treasury Instruments Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.